Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Boston Common ESG Impact Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact Emerging Markets Fund
Class Name	Boston Common ESG Impact Emerging Markets Fund
Trading Symbol	BCEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Common ESG Impact Emerging Markets Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	www.bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact Emerging Markets Fund	$52	0.99%
[1]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 115,777,113
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 364,374
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$115,777,113
Number of Holdings	50
Net Advisory Fee	$364,374
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Samsung Electronics Co. Ltd.	9.5%
Alibaba Group Holding Ltd.	4.1%
Delta Electronics, Inc.	3.3%
First American Treasury Obligations Fund	3.1%
Bharti Airtel Ltd.	2.9%
Naspers Ltd.	2.9%
Ping An Insurance Group Co. of China Ltd.	2.9%
Contemporary Amperex Technology Co. Ltd.	2.6%
Accton Technology Corp.	2.6%

Top Sectors [1]	(% of Net Assets)
Information Technology	30.7%
Financials	18.9%
Industrials	14.7%
Consumer Discretionary	11.0%
Consumer Staples	7.1%
Communication Services	6.8%
Health Care	2.9%
Materials	2.0%
Utilities	1.6%
Cash & Other	4.3%

Top 10 Countries	(% of Net Assets)
Taiwan	20.4%
China	17.5%
India	12.6%
South Korea	12.1%
Brazil	6.4%
South Africa	6.3%
Hong Kong	6.1%
United States	3.1%
Poland	2.6%
Cash & Other	12.9%
[2]
Updated Prospectus Web Address	www.bostoncommonfunds.com/literature/
Boston Common ESG Impact International Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact International Fund
Class Name	Boston Common ESG Impact International Fund
Trading Symbol	BCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Common ESG Impact International Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	www.bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact International Fund	$44	0.87%
[3]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 253,142,826
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 885,097
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$253,142,826
Number of Holdings	63
Net Advisory Fee	$885,097
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
Mitsubishi UFJ Financial Group, Inc.	3.5%
Hoya Corp.	3.3%
AstraZeneca PLC	3.2%
Roche Holding AG	2.9%
SSE PLC	2.8%
Novartis AG	2.7%
Prysmian SpA	2.4%
ING Groep NV	2.4%
Singapore Telecommunications Ltd.	2.4%
Siemens AG	2.4%

Top Sectors [1]	(% of Net Assets)
Financials	23.8%
Industrials	19.3%
Health Care	15.3%
Information Technology	9.7%
Consumer Discretionary	7.7%
Consumer Staples	7.2%
Communication Services	6.8%
Utilities	4.3%
Materials	2.4%
Cash & Other	3.5%

Top 10 Countries	(% of Net Assets)
Japan	19.4%
United Kingdom	12.3%
Netherlands	9.7%
Switzerland	9.1%
Germany	8.7%
France	7.3%
Sweden	5.4%
Singapore	4.6%
Italy	4.1%
Cash & Other	19.4%
[4]
Updated Prospectus Web Address	www.bostoncommonfunds.com/literature/
Boston Common ESG Impact US Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact US Equity Fund
Class Name	Boston Common ESG Impact US Equity Fund
Trading Symbol	BCAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Common ESG Impact US Equity Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	www.bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact US Equity Fund	$49	1.00%
[5]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 70,598,372
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 249,195
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$70,598,372
Number of Holdings	51
Net Advisory Fee	$249,195
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	7.6%
Apple, Inc.	7.0%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.9%
Broadcom, Inc.	4.9%
Visa, Inc.	3.3%
Eli Lilly & Co.	3.0%
Netflix, Inc.	3.0%
TJX Cos., Inc.	2.5%
T-Mobile US, Inc.	2.4%

Top Sectors [1]	(% of Net Assets)
Information Technology	31.3%
Financials	13.3%
Communication Services	12.6%
Health Care	11.1%
Industrials	11.1%
Consumer Discretionary	8.7%
Consumer Staples	5.0%
Materials	2.8%
Utilities	1.1%
Cash & Other	3.0%
[6]
Updated Prospectus Web Address	www.bostoncommonfunds.com/literature/

[1]
*	Annualized

[2]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.